Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Stock Based Compensation Expense [Abstract]
Schedule of Weighted Average Grant Fair Value of Stock Options using Black-Scholes Option-pricing Model	The following table presents, on a weighted average basis, the assumptions used in the Black-Scholes option-pricing model to determine the grant-date fair value of stock options granted during the years ended December 31, 2021 and 2020:
Schedule of Stock Option Activity
The following table summarizes option activity under the 2021 Plan and the 2017 Plan:

	Options	Weighted average exercise price	Weighted average contract life	Aggregate Intrinsic Value
Balance at December 31,2019	13,954,174	$0.75	7.6	$40,572
Granted	4,662,072	3.70
Exercised	(108,369)	3.88
Forfeited	(1,340,712)	2.17

Outstanding at December 31, 2020	17,167,165	$1.63	7.3	$100,633

Granted	9,681,736	8.57
Exercised	(703,512)	0.91
Forfeited	(2,080,803)	4.04

Outstanding at December 31, 2021	24,064,586	$4.23	7.4	$56,525

Vested and expected to vest December 31, 2021	24,064,586	$4.23	7.4	$56,525
Exercisable at December 31, 2021	17,840,068	$3.51	6.9	$51,898

Schedule of Activity Related to RSU Stock-Based Payment Awards
The following table summarizes activity related to RSU stock-based payment awards:

	Number of shares	Weighted average grant date fair value
Outstanding at December 31, 2020	—	$—
Granted	488,600	7.20
Forfeited	(13,900)	7.20

Outstanding at December 31, 2021	474,700	$7.20

Schedule of Stock-based Compensation Expense
The company recorded stock-based compensation expense in the following expense categories of its consolidated statements of operations:

	Year Ended December 31,
	2021	2020
Cost of goods sold	$72	$70
Research and development	11,105	1,384
Selling, general and administrative	28,833	2,917

	$40,010	$4,371